Net Defined Benefit Liability (Asset) - Summary Of Sensitivity To Actuarial Assumptions Used In The Assessment Of Defined Benefit Obligation (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Discount rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (166,963)	₩ (182,522)
Discount rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	192,449	213,568
Future wage growth rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	193,539	214,942
Future wage growth rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (170,732)	₩ (185,974)